CONSOLIDATED STATEMENT OF EQUITY AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENT OF EQUITY AND COMPREHENSIVE INCOME (LOSS)
Net issuance costs of ("IPO")	$ 3,559,581